Dec. 31, 2025
First Eagle Core Municipal ETF | First Eagle Core Municipal ETF
Investment Objective
The investment objective of the First Eagle Core Municipal ETF (the “Fund”) is to seek to provide current income exempt from regular federal income taxes.
Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waivers and/or Expense Reimbursement(2)	0.15%
Net Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.25%
(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.25% of the Fund’s average daily net assets. These contractual limitations are in effect until June 30, 2027, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of First Eagle ETF Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$113

1 Year	3 Years
$26	$113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal income tax, and may include all types of municipal bonds, including general obligation bonds, revenue bonds, education revenue bonds, industrial revenue bonds, special tax bonds, tax allocation revenue securities, transportation facility revenue bonds and municipal lease obligations. The Fund may invest without limit in municipal securities that generate income taxable to shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified duration of between 3 and 10 years. Modified duration is a measure of the sensitivity of a bond's price to changes in interest rates, expressed in years.

The Fund will seek to invest primarily in investment grade municipal bonds but may invest up to 15% of its net assets in municipal bonds rated BB+/Ba1 and below at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Adviser to be of comparable quality. Such below-investment-grade bonds are commonly referred to as “high yield” or “junk” bonds. The Fund has no minimum rating limitation for such investments. In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets (i.e., the Adviser’s internal targets for exposures across sectors, states and specific issuers in order to limit exposures to events or factors that may affect any individual industry, geographic location or credit).

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or type of project.

The Fund may invest in municipal zero coupon bonds.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.firsteagle.com/funds/fecm-core-municipal-etf.